Share capital and reserves	12 Months Ended
Dec. 31, 2025
Share capital and reserves
Share capital and reserves

24.  Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders, Cubic Games Studio Ltd put option, exercise of share-based payments options and changes in fair value of other investments measured at FVOCI.

Cubic Games Studio Ltd’s sellers put option exercise notice

In February 2024 pursuant to the purchase agreement the Group issued 84,298 shares to certain sellers of Cubic Games Studio Ltd (i.e., Fat Slice Ltd, True Solutions Investments Ltd and Orly Holdings Ltd). In the same month they issued repurchase notices in accordance with the share purchase agreement for Cubic Games Studio Ltd for the maximum number of shares covered thereby: 101,601 shares for $100.00 per share. Based on these notices, the Group repurchased the shares in February of 2024. The amount of put option liability decreased by 10,160.

No similar notice was issued for an amount of 39,627 shares included in the put option liability. Therefore, an amount equal to 3,964 was reclassified to Additional paid-in capital in the consolidated financial statements ended December 31, 2024.

Share-based payments reserve

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 29 for further details.

Treasury share reserve

When shares are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Tender offer and at-the-market offering

On December 19, 2023 GDEV Inc announced the commencement of a tender offer by the Company to purchase for cash a minimum of 1,500,000 of its ordinary shares, of no par value per ordinary share (the “Minimum Tender Condition”), up to a maximum of 2,000,000 shares, at a purchase price of $20.00 per share, net to the seller in cash, without interest, less any applicable withholding taxes, using funds available from cash and cash equivalents. The tender offer, proration period and withdrawal rights expired on January 18, 2024.

In accordance with the terms and conditions of the tender offer referenced above, and based on the final results reported by the Depositary, the Company has accepted for purchase 1,655,426 shares through the tender offer at a price of $20.00 per share, for an aggregate cost of approximately 33,109, excluding fees relating to the tender offer in the amount of 58, which are considered to be insignificant.

The shares acquired pursuant to the tender offer were classified as treasury shares, remaining available for the Company to issue in the future. In particular, subsequent to the completion of the tender offer, on September 12, 2024, the Company entered into a Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and Oppenheimer & Co. Inc. (together, the “Agents”), under which the Company may offer and sell, from time to time, 1,757,026 ordinary shares of the Company, held in treasury (including the shares acquired pursuant to the tender offer), through a designated Agent in an “at the market offering,” as defined in Rule 415(a)(4) promulgated under the Securities Act.

In the fourth quarter of 2024 the Company sold 214 shares for the total amount of US$5,223, which was reclassified from Treasury share reserve to Additional paid - in capital. The ATM related expenses such as legal and advisory costs amounted to 424. Since the ATM program duration is three years and there is a reasonable expectation that more shares will be issued, mentioned costs were deferred as a prepaid expense. These costs are classified as Deferred ATM Offering Costs included in the caption Deposits and prepayments of the Consolidated Statement of Financial Position as at December 31, 2024 and December 31, 2025 until further issuance of shares occurs. At that point, such costs will be reclassified as a decrease of Additional Paid-In Capital in accordance with IAS 32.37.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these consolidated financial statements; refer to the consolidated statement of changes in equity.

Share capital

Share capital as at December 31, 2024 and 2025 consisted from the following:

	2024	2024
	Number of shares	US$

Ordinary shares of $0 each	18,111,016	—
	18,111,016	—
Issued and fully paid
Balance at January 1, 2024	19,764,141	—
Issue of ordinary shares related to business combination	84,298
Issue of shares resulting from options exercise	19,487	—
Repurchase of shares under the put options and expiration of the put options	(101,601)	—
Repaid fractional shares due to reverse stock split	(97)	—
Shares issued in the ATM	214	—
Repurchase of the shares resulted from Tender offer	(1,655,426)	—
Balance at December 31, 2024	18,111,016	—

	2025	2025
	Number of shares	US$

Ordinary shares of $0 each	18,150,489	—
	18,150,489	—
Issued and fully paid
Balance at January 1, 2025	18,111,016	—
Issue of shares resulting from options exercise	39,473	—
Balance at December 31, 2025	18,150,489	—

Reverse share split

On August 21, 2024 the Group announced a ten-for one (10:1) reverse share split of its ordinary shares, of no par value per ordinary share (the “Reverse Share Split”). The Reverse Share Split became effective on August 28, 2024 and the Company’s ordinary shares began trading on a split-adjusted basis as at August 29, 2024.

All share and per share amounts disclosed throughout these consolidated financial statements have been retroactively updated to reflect this change.

Special Dividend

On February 20, 2025 the Company’s Board of Directors has authorized and approved a one-time, nonrecurring special cash dividend of $3.31 per share to the Company’s shareholders of record as of the close of business on March 3, 2025, representing an aggregate cash outflow of approximately $60 million, reducing the Company’s total cash and cash equivalents recorded on its Consolidated Statement of Financial Position as at December 31, 2025 commensurately. On March 11, 2025, the Company paid a dividend to various shareholders in the amount of 55,990, with an additional 4,020 remaining unpaid as at the date of these financial statements due to legal constraints.